10. Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued expenses	$ 2,811	$ 2,564
Business and other tax payables	7,259	6,666
Salary payable	1,530	2,017
Temporary receipt of insurance premium	125	126
Temporary receipt of insurance claims	1,627	1,362
Deposits received	2,864	2,333
CeraVest security deposits	12,158	1,998
Interest payable	341	498
Other current liabilities	2,723	2,557
Total	$ 31,438	$ 20,121